Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories, current
The Company's net inventories consisted of the following as of December 31:

	2019	2018

Raw materials and work in process	$19,345,723	$18,378,450
Consigned inventory	416,468	937,006
Finished goods, net of reserve	4,664,055	6,216,965
Total inventories	24,426,246	25,532,421
less non-current inventories	(15,554,992)	(15,749,000)
Total inventories classified as current	$8,871,254	$9,783,421